Leases - Schedule of Maturity Analysis of Operating Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 67	$ 64
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 36	$ 42